Securitization Transactions (Roll-Forwards of Amount of Servicing Assets and Fair Value of Servicing Assets) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Servicing Assets at Fair Value [Line Items]
Beginning balance	¥ 17,736	¥ 15,212	¥ 17,303	¥ 16,852
Increase mainly from loans sold with servicing retained	12,132	1,095	13,470	1,781
Decrease mainly from amortization	(835)	(903)	(1,712)	(1,779)
Increase (Decrease) from the effects of changes in foreign exchange rates	253	(268)	225	(1,718)
Ending balance	29,286	¥ 15,136	29,286	15,136
Beginning balance			24,907	¥ 24,229
Ending balance	¥ 36,949		¥ 36,949